Intangible Asset (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Asset [Abstract]
Schedule of Intangible Asset
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Software	5,116,814	658,594	5,116,814
Less: amortization	(1,023,363)	(131,719)	(511,681)
Software, net	4,093,451	526,875	4,605,133

Schedule of Estimated Aggregate Amortization Expenses	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:
HK$
Years ending September 30,
2025	511,681
2026	511,681
2027	511,681
2028	511,681
2029	511,681
Thereafter	1,535,046
4,093,451